Document And Entity Information	Dec. 01, 2022
Document Information [Line Items]
Entity, Registrant Name	Harte Hanks, Inc.
Document, Type	8-K
Document, Period End Date	Dec. 01, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-7120
Entity, Tax Identification Number	74-1677284
Entity, Address, Address Line One	1 Executive Drive, Suite 303
Entity, Address, City or Town	Chelmsford
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01824
City Area Code	210
Local Phone Number	829-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HHS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000045919